Investment Securities - Schedule of Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Securities Available-for-Sale
Amortized Cost	$ 1,299,980	$ 1,222,143
Gross Unrealized/Unrecognized Holding Gains	15,010	9,609
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	13,075	55,486
Estimated Fair Value	1,301,915	1,176,266
Securities Held-to-Maturity
Amortized cost of held-to-maturity securities	140,562	182,061
Gross Unrealized/Unrecognized Holding Gains	3,088	5,383
Gross Unrealized/Unrecognized Holding Losses	160	42
Estimated Fair Value	143,490	187,402
Obligations of U.S. Treasury and other U.S. Government sponsored entities
Securities Available-for-Sale
Amortized Cost	546,886	570,632
Gross Unrealized/Unrecognized Holding Gains	11
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	8,833	45,496
Estimated Fair Value	538,064	525,136
Obligations of States and Political Subdivisions
Securities Held-to-Maturity
Amortized cost of held-to-maturity securities		240
Gross Unrealized/Unrecognized Holding Gains		1
Estimated Fair Value		241
U.S. Government sponsored entity asset-backed securities
Securities Available-for-Sale
Amortized Cost	751,974	650,391
Gross Unrealized/Unrecognized Holding Gains	13,421	8,070
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	4,242	9,990
Estimated Fair Value	761,153	648,471
Securities Held-to-Maturity
Amortized cost of held-to-maturity securities	140,562	181,821
Gross Unrealized/Unrecognized Holding Gains	3,088	5,382
Gross Unrealized/Unrecognized Holding Losses	160	42
Estimated Fair Value	143,490	187,161
Equity securities
Securities Available-for-Sale
Amortized Cost	1,120	1,120
Gross Unrealized/Unrecognized Holding Gains	1,578	1,539
Estimated Fair Value	$ 2,698	$ 2,659